Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000163811 | FR_ACI014TH7
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163811 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163811 | FR_516140902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163811 | FR_635659006
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163811 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163811 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_BBH7G3909
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_B135BJ900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | RegionEmerging Europe
Holdings [Line Items]
Percent of Total Investments	0.10%
C000163811 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	10.10%
C000163811 | RegionAustralasia/Pacific
Holdings [Line Items]
Percent of Total Investments	12.80%
C000163811 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	29.80%
C000163811 | RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	47.20%
C000163811 | Savills PLC
Holdings [Line Items]
Percent of Total Investments	17.70%
C000163813 | FR_ACI014TH7
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163813 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163813 | FR_516140902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163813 | FR_635659006
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163813 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163813 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_BBH7G3909
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_B135BJ900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | RegionEmerging Europe
Holdings [Line Items]
Percent of Total Investments	0.10%
C000163813 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	10.10%
C000163813 | RegionAustralasia/Pacific
Holdings [Line Items]
Percent of Total Investments	12.80%
C000163813 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	29.80%
C000163813 | RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	47.20%
C000163813 | Savills PLC
Holdings [Line Items]
Percent of Total Investments	17.70%